Annual Total Returns - BlackRock Advantage Large Cap Value Fund (Class K) [BarChart] - Class K - BlackRock Advantage Large Cap Value Fund - Class K Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(2.69%)
Annual Return 2012	12.69%
Annual Return 2013	33.12%
Annual Return 2014	11.94%
Annual Return 2015	(1.75%)
Annual Return 2016	13.84%	[1]
Annual Return 2017	17.54%	[1]
Annual Return 2018	(7.72%)
Annual Return 2019	24.78%
Annual Return 2020	3.94%

[1]	A portion of the Fund’s total return for the fiscal years ended September 30, 2016 and 2017 was attributable to proceeds received from a settlement of litigation.